Note 30 - Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2025
Statement Line Items [Line Items]
Disclosure of transactions between related parties [text block]
	Year Ended December 31,
	2025	2024	2023
Other expenses
Services fees charged to a related party (i)	$(619)	$(334)	$—

Finance expense
Loan interest expenses charged by related parties (ii)	$34,771	$34,866	$—
	December 31,	December 31,
	2025	2024
Other payables
Amounts due to related parties	$807	$1,780
Loan interest expense payable to related parties	8,764	8,764

Borrowings from related parties
Loan payable to related parties (iii)	$505,600	$482,450